UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.2011
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
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Title: CCO
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Phone: (305) 670-2230
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      07/11/2011
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          16
                                         ---------------------------
Form 13F Information Table Value Total:                      162,363 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	        0236W105    22061   409455 SH	    Sole              409455
Banco Bradesco SA               ADR            059460303    14175   691799 SH       Sole              691799
Banco Macro SA         		ADR	       05961W105     3700    98050 SH	    Sole               98050
Banco Santander Chile New       ADR            05965X109      307     3270 SH       Sole                3270
Bancolombia SA                  ADR            05968L102     2296    34400 SH       Sole               34400
Compania Cervecerias Unidas SA  ADR            204429104    15001   255169 SH       Sole              255169
Copa Holdings SA                CLA            P31076105     2015    30189 SH       Sole               30189
Credicorp Ltd                   COM            G2519Y108    22742   264135 SH       Sole              264135
Desarrolladora Homex SA DE      ADR            25030W100    21758   862392 SH       Sole              862392
Embotelladora Andina            ADR            29081P303     2137    74082 SH       Sole               74082
Fomento Economico Mexicano      ADR            344419106     3251    48900 SH       Sole               48900
Grupo Televisa SA De CV         ADR            40049J206    28865  1173367 SH       Sole             1173367
Itau Unibanco Hdg SA            ADR            465562106     5972   253600 SH       Sole              253600
Petroleo Brasileiro SA          ADR            71654V408     3999   118100 SH       Sole              118100
Vale SA                         ADR            91912E105      604    18900 SH       Sole               18900
Ternium SA			ADR	       880890108    13480   456476 SH       Sole              456476